State Street US Core Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
State Street US Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.30%	14.38%	15.22%
State Street US Core Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.19%	11.45%	12.58%
State Street US Core Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.28%	10.91%	11.89%